Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial assets

2024

					$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss	Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	37	97	2,121	2,255
Trade and other receivables	16	51,878			51,878
Derivative financial instruments (non-designated)			10,007		10,007
Derivative hedging instruments (designated)			40		40
		51,915	10,144	2,121	64,180
Cash and cash equivalents	18				39,110
At December 31, 2024		51,915	10,144	2,121	103,290
Financial liabilities
Debt	21	48,376			48,376
Trade and other payables	20	63,983			63,983
Derivative financial instruments (non-designated)			7,065		7,065
Derivative financial instruments (designated)			2,511		2,511
At December 31, 2024		112,359	9,576		121,935

2023

					$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss	Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	28	328	2,890	3,246
Trade and other receivables	16	59,571			59,571
Derivative financial instruments (non-designated)			15,708		15,708
Derivative hedging instruments (designated)			191		191
		59,599	16,227	2,890	78,716
Cash and cash equivalents	18				38,774
At December 31, 2023		59,599	16,227	2,890	117,490
Financial liabilities
Debt	21	53,832			53,832
Trade and other payables	20	71,340			71,340
Derivative financial instruments (non-designated)			9,773		9,773
Derivative financial instruments (designated)			2,057		2,057
At December 31, 2023		125,172	11,830		137,002

Disclosure of financial liabilities

2024

					$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss	Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	37	97	2,121	2,255
Trade and other receivables	16	51,878			51,878
Derivative financial instruments (non-designated)			10,007		10,007
Derivative hedging instruments (designated)			40		40
		51,915	10,144	2,121	64,180
Cash and cash equivalents	18				39,110
At December 31, 2024		51,915	10,144	2,121	103,290
Financial liabilities
Debt	21	48,376			48,376
Trade and other payables	20	63,983			63,983
Derivative financial instruments (non-designated)			7,065		7,065
Derivative financial instruments (designated)			2,511		2,511
At December 31, 2024		112,359	9,576		121,935

2023

					$ million
		Carrying amount
	Note	Amortised cost	Fair value through profit or loss	Fair value through other comprehensive income	Total carrying amount
Financial assets
Investments in securities	15	28	328	2,890	3,246
Trade and other receivables	16	59,571			59,571
Derivative financial instruments (non-designated)			15,708		15,708
Derivative hedging instruments (designated)			191		191
		59,599	16,227	2,890	78,716
Cash and cash equivalents	18				38,774
At December 31, 2023		59,599	16,227	2,890	117,490
Financial liabilities
Debt	21	53,832			53,832
Trade and other payables	20	71,340			71,340
Derivative financial instruments (non-designated)			9,773		9,773
Derivative financial instruments (designated)			2,057		2,057
At December 31, 2023		125,172	11,830		137,002

Summary of 10% Appreciation Against the Dollar of Main Currencies
Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management actions were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have had the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2024	2023	2024	2023
10% appreciation against the dollar of:
Sterling	(69)	(270)	789	1,022
Euro	98	(46)	2,410	2,434
Malaysian ringgit	34	49	274	279
Australian dollar	(103)	(129)	625	780
Canadian dollar	20	9	1,353	1,392

Schedule of Value at Risk Pre-tax	The VAR average and year-end positions in respect of commodities traded in liquid markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.

Value-at-risk (pre-tax)

				$ million
		2024		2023
	Average	Year-end	Average	Year-end
Global oil	29	22	43	25
North America gas and power	15	16	13	10
Europe gas and power	13	13	31	12
Australia gas and power	3	3	4	2
Environmental certificates	5	2	9	4

Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments	These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:

2024

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	18,569	11,452	7,117	58	227	6,832
Within derivative financial instruments	12,200	4,490	7,710	951	1,730	5,029
Liabilities:
Within trade payables	17,106	11,449	5,657	121	227	5,309
Within derivative financial instruments	12,760	4,490	8,270	2,049	1,730	4,491

2023

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	20,810	12,350	8,460	18	356	8,086
Within derivative financial instruments	26,166	13,140	13,026	1,688	2,616	8,722
Liabilities:
Within trade payables	18,423	12,351	6,072	69	356	5,647
Within derivative financial instruments	23,037	13,163	9,874	2,040	2,636	5,198

Disclosure of detailed information about hedging instruments
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:

2024

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	7	1	8	64	—	64	(56)
Forward foreign exchange contracts	—	682	682	—	379	379	303
Currency swaps and options	33	5	38	2,447	42	2,489	(2,451)
Commodity derivatives	—	9,204	9,204	—	6,630	6,630	2,574
Other contracts	—	115	115	—	14	14	101
Total	40	10,007	10,047	2,511	7,065	9,576	471

2023

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	14	2	16	98	—	98	(82)
Forward foreign exchange contracts	—	697	697	—	592	592	105
Currency swaps and options	177	—	177	1,959	13	1,972	(1,795)
Commodity derivatives	—	14,783	14,783	—	9,161	9,161	5,622
Other contracts	—	226	226	—	7	7	219
Total	191	15,708	15,899	2,057	9,773	11,830	4,069

Contractual Maturities of Derivative Liabilities
The following table compares contractual maturities of derivative liabilities at December 31 with their carrying amounts in the Consolidated Balance Sheet.

2024

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	20	16	16	16	—	—	68	(4)	64
Forward foreign exchange contracts	393	84	3	(3)	—	—	477	(98)	379
Currency swaps and options	925	693	627	423	316	1,008	3,992	(1,503)	2,489
Commodity derivatives	4,345	1,088	524	326	184	458	6,925	(295)	6,630
Other contracts	6	5	2	—	—	—	13	1	14
Total	5,689	1,886	1,172	762	500	1,466	11,475	(1,899)	9,576
[A]Mainly related to the effect of discounting.

2023

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	78	9	3	3	5	—	98	—	98
Forward foreign exchange contracts	465	77	25	1	—	(3)	565	27	592
Currency swaps and options	551	609	521	392	186	859	3,118	(1,146)	1,972
Commodity derivatives	5,767	1,902	799	381	225	597	9,671	(510)	9,161
Other contracts	2	4	2	—	—	—	8	(1)	7
Total	6,863	2,601	1,350	777	416	1,453	13,460	(1,630)	11,830
[A]Mainly related to the effect of discounting.

Summary of Net Carrying Amounts of Derivative Contracts Held
The net carrying amounts of derivative contracts held at December 31 categorised according to the predominant source and nature of inputs used in determining the fair value of each contract were as follows:

2024

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(56)	—	(56)
Forward foreign exchange contracts	—	303	—	303
Currency swaps and options	—	(2,451)	—	(2,451)
Commodity derivatives	44	487	2,043	2,574
Other contracts	—	107	(6)	101
Total	44	(1,610)	2,037	471

2023

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	(82)	—	(82)
Forward foreign exchange contracts	—	105	—	105
Currency swaps and options	—	(1,795)	—	(1,795)
Commodity derivatives	(39)	3,191	2,470	5,622
Other contracts	—	223	(4)	219
Total	(39)	1,642	2,466	4,069

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs

		$ million
	2024	2023
At January 1	2,466	1,909
Net (losses)/gains recognised in revenue	(191)	576
Purchases	310	271
Sales	(363)	(185)
Settlements	—	(125)
Recategorisations (net)	(127)	25
Currency translation differences	(58)	(5)
At December 31	2,037	2,466

Reconciliation of Derivative Contracts with Unrecognized Day One Gains or Losses	The unrecognised gains on these derivative contracts at December 31, 2024, were as follows:

		$ million
	2024	2023
At January 1	1,607	1,620
Movements	(862)	(13)
At December 31	745	1,607